UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2013 (Unaudited)

DWS Global Growth Fund
	Shares	Value ($)
Common Stocks 95.3%
Belgium 0.9%
Anheuser-Busch InBev NV (Cost $7,860,112)	81,000	8,248,356
Bermuda 0.6%
Lazard Ltd. "A" (Cost $3,378,956)	132,676	5,536,570
Canada 3.6%
Agnico Eagle Mines Ltd.	90,000	2,478,600
Brookfield Asset Management, Inc. "A"	230,000	8,900,292
Canadian Oil Sands Ltd.	201,000	3,760,352
Canadian Pacific Railway Ltd.	60,000	9,145,466
Goldcorp, Inc.	130,000	2,919,800
SunOpta, Inc.*	559,347	5,173,960

(Cost $31,533,327)		32,378,470
China 0.7%
Minth Group Ltd. (Cost $4,191,325)	2,902,322	6,059,930
Cyprus 0.5%
Prosafe SE (Cost $5,543,846)	564,911	4,249,907
Denmark 2.0%
Coloplast AS "B"	83,000	5,442,055
DS Norden AS	53,000	2,386,308
GN Store Nord AS	252,495	6,018,643
William Demant Holding AS*	42,700	3,988,555

(Cost $15,275,683)		17,835,561
Finland 0.2%
Cramo Oyj (Cost $1,306,899)	59,543	1,347,089
France 2.5%
Edenred	110,000	3,962,782
Etablissements Maurel et Prom	125,000	1,910,248
JC Decaux SA	151,788	5,963,351
LVMH Moet Hennessy Louis Vuitton SA (a)	15,000	2,818,517
Pernod-Ricard SA (a)	70,000	7,926,699

(Cost $21,407,816)		22,581,597
Germany 2.7%
BASF SE	51,000	5,444,066
Fresenius Medical Care AG & Co. KGaA	115,000	8,037,870
Stada Arzneimittel AG	40,200	2,072,424
United Internet AG (Registered)	223,355	8,957,708

(Cost $19,753,250)		24,512,068
Hong Kong 2.3%
K Wah International Holdings Ltd.	11,406,349	6,222,226
Playmates Toys Ltd.*	7,338,812	3,104,844
REXLot Holdings Ltd. (a)	62,283,292	6,667,328
Techtronic Industries Co.	1,815,719	4,859,172

(Cost $19,439,946)		20,853,570
India 0.6%
ICICI Bank Ltd. (ADR) (Cost $4,421,837)	137,000	4,912,820
Indonesia 0.8%
PT Arwana Citramulia Tbk	49,638,792	3,608,989
PT Indofood CBP Sukses Makmur Tbk	4,500,000	3,763,719

(Cost $7,425,243)		7,372,708
Ireland 3.3%
Accenture PLC "A" (b)	81,000	6,275,070
C&C Group PLC	537,811	3,218,940
Experian PLC	210,000	3,873,378
Paddy Power PLC (c)	8,014	615,825
Paddy Power PLC (c)	61,389	4,699,446
Ryanair Holdings PLC (ADR)*	122,881	5,901,360
Shire PLC	100,000	4,532,465

(Cost $27,134,223)		29,116,484
Italy 1.9%
Prada SpA	427,000	4,127,766
Prysmian SpA	209,506	5,469,097
Sorin SpA*	757,000	2,142,099
Unipol Gruppo Finanziario SpA	1,070,000	5,358,870

(Cost $14,057,219)		17,097,832
Japan 3.8%
Ai Holdings Corp.	253,268	3,229,738
Avex Group Holdings, Inc.	240,891	5,280,891
Iida Group Holdings Co., Ltd.*	220,349	4,433,878
Kusuri No Aoki Co., Ltd. (a)	63,961	3,296,000
MISUMI Group, Inc.	100,286	2,860,442
Nippon Seiki Co., Ltd.	358,906	6,107,849
United Arrows Ltd.	119,906	5,076,405
Universal Entertainment Corp. (a)	216,396	3,931,457

(Cost $29,191,786)		34,216,660
Luxembourg 0.5%
Eurofins Scientific (Cost $3,988,902)	17,000	4,351,088
Malaysia 1.5%
Hartalega Holdings Bhd.	2,631,575	6,000,778
IHH Healthcare Bhd.*	3,400,000	4,272,907
Tune Ins Holdings Bhd.*	4,473,637	2,649,150

(Cost $10,835,219)		12,922,835
Mexico 0.7%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $7,325,854)	67,000	6,361,650
Netherlands 3.2%
ASML Holding NV	67,000	6,251,911
Brunel International NV	89,067	5,482,790
Chicago Bridge & Iron Co. NV (b)	82,857	6,353,475
Koninklijke Vopak NV	69,718	4,169,933
SBM Offshore NV*	316,385	6,311,471

(Cost $23,285,805)		28,569,580
Norway 0.9%
DNO International ASA*	1,400,000	5,158,228
Norsk Hydro ASA	700,000	2,985,032

(Cost $5,622,055)		8,143,260
Panama 0.5%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $4,219,154)	178,461	4,807,739
Philippines 1.5%
Alliance Global Group, Inc.	7,709,832	4,473,749
Century Properties Group, Inc.	28,415,000	1,055,766
Emperador, Inc.*	8,859,900	2,299,917
House of Investments, Inc.	2,857,880	438,038
Metropolitan Bank & Trust Co.	2,700,000	4,834,947

(Cost $13,525,536)		13,102,417
Singapore 0.9%
Lian Beng Group Ltd.	11,590,810	4,757,067
UE E&C Ltd.	2,268,907	1,881,163
Yongnam Holdings Ltd.	8,730,553	1,701,013

(Cost $7,712,442)		8,339,243
Spain 0.4%
Mapfre SA (a)	400,000	1,586,213
Mediaset Espana Communication SA*	186,000	2,177,495

(Cost $3,438,929)		3,763,708
Sweden 2.6%
Atlas Copco AB "A"	155,000	4,312,638
Meda AB "A"	250,000	3,078,322
Svenska Cellulosa AB "B"	200,000	5,825,838
Swedish Match AB	171,000	5,314,756
Telefonaktiebolaget LM Ericsson "B"	402,500	5,033,394

(Cost $23,033,316)		23,564,948
Switzerland 2.8%
DKSH Holding AG	40,000	3,170,388
Dufry AG (Registered)*	30,022	5,058,312
Nestle SA (Registered)	80,000	5,838,103
Novartis AG (Registered)	40,000	3,156,410
OC Oerlikon Corp. AG (Registered)*	110,117	1,593,063
Pentair Ltd. (Registered) (b)	90,000	6,364,800

(Cost $21,538,443)		25,181,076
Thailand 0.2%
Malee Sampran PCL (Foreign Registered) (Cost $3,630,699)	1,671,624	1,691,927
United Kingdom 9.6%
Aberdeen Asset Management PLC	670,000	5,374,782
Arrow Global Group PLC*	755,498	3,301,721
Aveva Group PLC	131,250	4,785,172
Babcock International Group PLC	362,656	7,775,191
British American Tobacco PLC	95,000	5,058,024
Burberry Group PLC	151,082	3,775,089
Clinigen Group PLC	346,957	3,197,094
Crest Nicholson Holdings PLC*	854,958	4,991,905
Domino's Pizza Group PLC	420,249	3,773,850
Essentra PLC	323,106	4,326,305
Hargreaves Lansdown PLC	292,890	5,802,735
HellermannTyton Group PLC	1,033,712	5,048,013
IG Group Holdings PLC	389,576	3,723,131
Intertek Group PLC	110,000	5,457,418
Jardine Lloyd Thompson Group PLC	182,876	3,062,494
John Wood Group PLC	335,958	4,364,970
Monitise PLC*	2,581,893	2,278,932
Rotork PLC	99,364	4,605,785
Spirax-Sarco Engineering PLC	110,753	5,311,893

(Cost $71,482,846)		86,014,504
United States 43.6%
Actavis PLC*	14,200	2,315,594
Advance Auto Parts, Inc.	41,448	4,186,662
AECOM Technology Corp.*	76,257	2,216,028
Affiliated Managers Group, Inc.*	29,343	5,875,936
Agilent Technologies, Inc.	50,000	2,678,500
Allergan, Inc.	46,000	4,464,300
Alliance Data Systems Corp.* (a)	40,000	9,690,400
Altra Holdings, Inc. (a)	87,273	2,651,354
Amgen, Inc.	37,000	4,220,960
Amphenol Corp. "A"	100,000	8,500,000
BE Aerospace, Inc.*	68,349	5,946,363
Beam, Inc.	114,000	7,698,420
BorgWarner, Inc.	57,344	6,145,556
Bristol-Myers Squibb Co.	100,000	5,138,000
Cadence Design Systems, Inc.*	100,000	1,325,000
Cardtronics, Inc.*	118,930	5,065,229
Catamaran Corp.*	82,391	3,759,501
CBRE Group, Inc. "A"*	235,000	5,696,400
Cerner Corp.*	80,000	4,597,600
Chart Industries, Inc.*	36,375	3,539,288
Citrix Systems, Inc.*	69	4,093
Colfax Corp.*	100,000	5,808,000
Danaher Corp.	75,000	5,610,000
DFC Global Corp.* (a)	312,246	3,125,582
DIRECTV*	86,000	5,685,460
Dresser-Rand Group, Inc.*	70,808	3,996,404
Dril-Quip, Inc.*	39,372	4,274,224
Encore Capital Group, Inc.* (a)	115,809	5,522,931
Exxon Mobil Corp.	40,000	3,739,200
FMC Technologies, Inc.*	90,000	4,329,000
Google, Inc. "A"*	5,000	5,297,950
Hain Celestial Group, Inc.* (a)	40,748	3,369,452
HeartWare International, Inc.*	47,858	4,613,511
Jack in the Box, Inc.*	59,264	2,806,150
Jarden Corp.*	106,987	6,016,949
JPMorgan Chase & Co.	179,000	10,242,380
Kindred Healthcare, Inc.	163,501	2,753,357
L Brands, Inc.	96,000	6,239,040
Las Vegas Sands Corp.	90,000	6,451,200
Leucadia National Corp.	167,188	4,791,608
Manitowoc Co., Inc.	253,867	5,227,122
MasterCard, Inc. "A"	12,000	9,129,720
McDonald's Corp.	54,000	5,257,980
MICROS Systems, Inc.* (a)	72,032	3,869,559
Middleby Corp.*	23,998	5,299,718
National Oilwell Varco, Inc.	60,000	4,890,000
Noble Energy, Inc.	90,000	6,321,600
Oaktree Capital Group LLC	85,530	4,765,732
Oasis Petroleum, Inc.* (a)	63,553	2,931,700
Ocwen Financial Corp.*	128,739	7,294,352
Oil States International, Inc.*	27,508	2,815,444
Pacira Pharmaceuticals, Inc.*	195,154	10,770,549
Pall Corp.	70,000	5,859,000
Polaris Industries, Inc. (a)	46,782	6,243,994
Praxair, Inc.	66,000	8,333,160
Precision Castparts Corp.	33,000	8,528,850
PTC, Inc.*	90,604	2,948,254
Roadrunner Transportation Systems, Inc.*	145,858	3,993,592
Rosetta Resources, Inc.*	39,715	2,008,388
Schlumberger Ltd.	52,000	4,597,840
Sears Hometown & Outlet Stores, Inc.*	90,248	2,886,131
Sinclair Broadcast Group, Inc. "A"	129,069	4,236,045
Springleaf Holdings, Inc.*	220,669	4,651,703
Synta Pharmaceuticals Corp.*	374,034	1,896,352
Tenneco, Inc.*	87,132	5,001,377
The Bancorp., Inc.*	146,027	2,672,294
Thermon Group Holdings, Inc.* (a)	168,026	4,839,149
Thoratec Corp.*	117,574	4,628,888
TIBCO Software, Inc.*	140,436	3,394,338
TiVo, Inc.*	223,135	2,862,822
Tractor Supply Co.	67,000	4,905,070
Trimble Navigation Ltd.*	166,000	5,295,400
Tristate Capital Holdings, Inc.* (a)	214,496	2,606,126
United Rentals, Inc.* (a)	80,641	5,542,456
United Technologies Corp.	52,000	5,764,720
Urban Outfitters, Inc.*	90,552	3,533,339
WABCO Holdings, Inc.*	55,750	4,939,450
Waddell & Reed Financial, Inc. "A"	104,941	6,687,890
Western Digital Corp.	122,393	9,184,371
Zions Bancorp. (a)	119,348	3,500,477

(Cost $320,520,943)		390,502,534

Total Common Stocks (Cost $732,081,611)		853,636,131
Participatory Notes 1.1%
India 0.5%
Housing Development Finance Corp., Ltd.(issuer Merrill Lynch International), Expiration Date 8/19/2015* (Cost $4,962,585)	325,000	4,284,446
Nigeria 0.6%
Zenith Bank PLC (issuer Merrill Lynch International), Expiration Date 8/21/2015* (Cost $5,173,386)	38,000,000	5,109,860

Total Participatory Notes (Cost $10,135,971)		9,394,306

	Principal Amount ($)	Value ($)
Other Investments 0.2%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,773,404

	Shares	Value ($)
Securities Lending Collateral 7.2%
Daily Assets Fund Institutional, 0.09% (d) (e) (Cost $64,375,372)	64,375,372	64,375,372
Cash Equivalents 3.8%
Central Cash Management Fund, 0.07% (d) (Cost $34,456,486)	34,456,486	34,456,486

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $841,049,440) †	107.6	963,635,699
Other Assets and Liabilities, Net	(7.6)	(67,706,683)

Net Assets	100.0	895,929,016

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $840,985,221.  At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $122,650,478.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $145,148,148 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,497,670.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2013 amounted to $61,761,951, which is 6.9% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At November 30, 2013 the DWS Global Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Participatory Notes & Other Investments
Industrials	183,046,485	21.2%
Consumer Discretionary	153,118,263	17.7%
Financials	143,957,173	16.6%
Health Care	108,127,822	12.5%
Information Technology	105,678,978	12.2%
Consumer Staples	72,785,844	8.4%
Energy	69,828,909	8.1%
Materials	28,260,367	3.3%
Total	864,803,841	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)
Belgium	$—	$8,248,356	$—	$8,248,356
Bermuda	5,536,570	—	—	5,536,570
Canada	32,378,470	—	—	32,378,470
China	—	6,059,930	—	6,059,930
Cyprus	—	4,249,907	—	4,249,907
Denmark	—	17,835,561	—	17,835,561
Finland	—	1,347,089	—	1,347,089
France	—	22,581,597	—	22,581,597
Germany	—	24,512,068	—	24,512,068
Hong Kong	—	20,853,570	—	20,853,570
India	4,912,820	—	—	4,912,820
Indonesia	—	7,372,708	—	7,372,708
Ireland	12,176,430	16,940,054	—	29,116,484
Italy	—	17,097,832	—	17,097,832
Japan	—	34,216,660	—	34,216,660
Luxembourg	—	4,351,088	—	4,351,088
Malaysia	—	12,922,835	—	12,922,835
Mexico	6,361,650	—	—	6,361,650
Netherlands	6,353,475	22,216,105	—	28,569,580
Norway	—	8,143,260	—	8,143,260
Panama	4,807,739	—	—	4,807,739
Philippines	—	13,102,417	—	13,102,417
Singapore	—	8,339,243	—	8,339,243
Spain	—	3,763,708	—	3,763,708
Sweden	—	23,564,948	—	23,564,948
Switzerland	6,364,800	18,816,276	—	25,181,076
Thailand	—	1,691,927	—	1,691,927
United Kingdom	—	86,014,504	—	86,014,504
United States	390,502,534	—	—	390,502,534
Participatory Notes (f)	—	9,394,306	—	9,394,306
Other Investments	1,773,404	—	—	1,773,404
Short-Term Investments (f)	98,831,858	—	—	98,831,858

Total	$569,999,750	$393,635,949	$—	$963,635,699

There have been no transfers between fair value measurement levels during the period ended November 30, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Growth Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2014